Supplementary cash flow information	12 Months Ended
Dec. 31, 2020
Statement of cash flows [abstract]
Supplementary cash flow information	Supplementary cash flow information
Supplementary disclosure of cash flow information is provided in the table below:

Non-cash (credits) charges:

	2020	2019
	$	$

Depreciation and depletion	301,491	251,306
Share-based payments (Note 11)	17,129	17,139
Reversal of impairment of long-lived assets, net (Note 7)	(174,309)	(100,477)
Gain on sale of Nicaraguan Group (Note 7)	—	(40,129)
Share of net income of associate (Note 7)	(22,167)	(1,114)
Write-down of mineral property interests (Note 7)	11,353	7,277
Interest and financing expense	12,806	23,913
Unrealized (gain) loss on derivative instruments (Note 14)	(5,336)	1,699
Deferred income tax expense (Note 16)	52,102	59,081
Delivery into prepaid sales (Note 12)	—	(30,000)
Other	4,989	(975)
	198,058	187,720

Changes in non-cash working capital:

	2020	2019
	$	$

Accounts receivable and prepaids	3,977	(16,182)
Value-added and other tax receivables	(727)	(2,899)
Inventories	(24,823)	(18,445)
Accounts payable and accrued liabilities	7,038	5,305
Current income and other taxes payable	101,312	(12,828)
	86,777	(45,049)
Other exploration and development:

	2020	2019
	$	$

Fekola Mine, exploration	(14,718)	(14,487)
Masbate Mine, exploration	(8,266)	(3,971)
Otjikoto Mine, exploration	(3,183)	(2,455)
Anaconda Regional, exploration	(4,489)	(2,424)
Kiaka Project, exploration	(4,032)	(3,332)
Ondundu Project, exploration	(922)	(1,505)
Finland Properties, exploration	(2,336)	(750)
Bantako Nord, exploration	(3,199)	(1,689)
Uzbekistan, exploration	(1,967)	(2,164)
Other	(5,070)	(8,370)
	(48,182)	(41,147)

Non-cash investing and financing activities:

	2020	2019
	$	$

Change in current liabilities relating to mineral property expenditures	(2,931)	8,533
Interest on loan to non-controlling interest	3,626	3,480
Share-based payments, capitalized to mineral property interests	400	1,303
Foreign exchange (loss) gain on Fekola equipment loan facility	(5,055)	1,210
Accrued distributions to non-controlling interests	5,033	—
Share consideration received on sale of Nicaraguan Group (Note 7)	—	39,997
Loan receivable received on sale of Nicaraguan group (Note 7)	—	9,939
Share consideration received on conversion of Calibre debenture (Note 7)	—	14,146